Submission	Oct. 16, 2026
Submission [Line Items]
Central Index Key	0001682662
Registrant Name	Peachtree Alternative Strategies Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES